Schedule of Timing of Revenue Recognition (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 6,166,460	$ 8,333,053	$ 8,985,864	$ 16,139,634	$ 21,810,317	$ 16,824,168
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			4,000	3,479	4,701	57,618
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 6,166,460	$ 8,333,053	$ 8,981,864	$ 16,136,155	$ 21,805,616	$ 16,766,550